International Operations (Tables)	12 Months Ended
Dec. 31, 2013
International Operations
Summary of assets attributable to international operations
	2013	2012
	(Dollars in Thousands)
Loans:
Commercial	$142,145	$148,770
Others	39,697	40,204

	181,842	188,974
Less allowance for probable loan losses	(1,133)	(1,140)

Net loans	$180,709	$187,834

Accrued interest receivable	$617	$902